Asset Retirement Obligation (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation
Beginning balance	¥ 127,411	¥ 119,519
Liabilities incurred	80,056	63,623
Liabilities settled	(16,870)	(55,954)
Accretion expense	595	223
Ending balance	¥ 191,192	¥ 127,411